ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable					¥ 127,893	¥ 130,140
Less: Allowance for doubtful accounts		¥ (116,615)	¥ (116,615)	¥ (113,074)	(116,615)	(116,615)
Accounts receivable, net	$ 1,741				11,278	13,525
Less: allowance for doubtful accounts
Balance at beginning of year		¥ (116,615)	(113,074)
Addition			(8,041)
Reversal			4,500
Balance at end of year		¥ (116,615)	(116,615)	(113,074)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net	1,741				¥ 11,278	13,525
Bad debt provision	$ 6,632	42,960	¥ 151,080	¥ 128,578
Contacting Right of Canteen [Member]
ACCOUNTS RECEIVABLE, NET
Accounts receivable, net						7,000
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable, net						¥ 7,000
Bad debt provision		¥ 0